21. Financial Risks: Schedule of Fair Value Measurements (Tables)	12 Months Ended
Jun. 30, 2023
Tables/Schedules
Schedule of Fair Value Measurements
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Cash	3,480,880	-	-	3,480,880
Derivative liabilities	-	(1,922,246)	-	(1,922,246)
Other liabilities	-	(820,612)	-	(820,612)